Shareholder Report, Holdings (Details)	Apr. 30, 2026
Fidelity ZERO Total Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity ZERO Total Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity ZERO Total Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity ZERO Total Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity ZERO Total Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity ZERO Total Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity ZERO Total Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity ZERO Total Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity ZERO Total Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity ZERO Total Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity ZERO Total Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity ZERO Total Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity ZERO Total Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity ZERO Total Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity ZERO Total Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity ZERO Total Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity ZERO Total Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity ZERO Total Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity ZERO Total Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity ZERO Total Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity ZERO Total Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity ZERO Total Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity ZERO Total Market Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity ZERO Total Market Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Total Market Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Total Market Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Total Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Total Market Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Total Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Total Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Total Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity ZERO Total Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity ZERO Large Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity ZERO Large Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity ZERO Large Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity ZERO Large Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity ZERO Large Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity ZERO Large Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity ZERO Large Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity ZERO Large Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity ZERO Large Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity ZERO Large Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity ZERO Large Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity ZERO Large Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	35.20%
Fidelity ZERO Large Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity ZERO Large Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity ZERO Large Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity ZERO Large Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity ZERO Large Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity ZERO Large Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity ZERO Large Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity ZERO Large Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity ZERO Large Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity ZERO Large Cap Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity ZERO Large Cap Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity ZERO Large Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Large Cap Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Large Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Large Cap Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Large Cap Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity ZERO Large Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity ZERO Large Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity ZERO International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity ZERO International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity ZERO International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity ZERO International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity ZERO International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity ZERO International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity ZERO International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity ZERO International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity ZERO International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity ZERO International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity ZERO International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity ZERO International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity ZERO International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity ZERO International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity ZERO International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity ZERO International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity ZERO International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity ZERO International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity ZERO International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity ZERO International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity ZERO International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity ZERO International Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity ZERO International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity ZERO International Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity ZERO International Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity ZERO International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity ZERO International Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity ZERO International Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity ZERO International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity ZERO International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	32.50%
Fidelity ZERO International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity ZERO International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity ZERO International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity ZERO Extended Market Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity ZERO Extended Market Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity ZERO Extended Market Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity ZERO Extended Market Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity ZERO Extended Market Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity ZERO Extended Market Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity ZERO Extended Market Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity ZERO Extended Market Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity ZERO Extended Market Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity ZERO Extended Market Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity ZERO Extended Market Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity ZERO Extended Market Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity ZERO Extended Market Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity ZERO Extended Market Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity ZERO Extended Market Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity ZERO Extended Market Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Extended Market Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity ZERO Extended Market Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity ZERO Extended Market Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity ZERO Extended Market Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Extended Market Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Extended Market Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity ZERO Extended Market Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Extended Market Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity ZERO Extended Market Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity ZERO Extended Market Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.60%
Fidelity Series International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Series International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Series International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Fidelity Series International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Series International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Series International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Series International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity Series International Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Series International Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series International Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity Series International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Series International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Series International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Series International Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Series International Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Series International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Fidelity Series International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Series International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Japan Stock Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI Japan Stock Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Japan Stock Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Japan Stock Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Japan Stock Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Japan Stock Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Japan Stock Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Japan Stock Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Japan Stock Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Japan Stock Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Japan Stock Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity SAI Japan Stock Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity SAI Japan Stock Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Japan Stock Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Japan Stock Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Fidelity SAI Japan Stock Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI Japan Stock Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity SAI Japan Stock Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Japan Stock Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Japan Stock Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Japan Stock Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Japan Stock Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Japan Stock Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI Japan Stock Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI Japan Stock Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI International Small Cap Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI International Small Cap Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI International Small Cap Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI International Small Cap Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI International Small Cap Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI International Small Cap Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Small Cap Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Small Cap Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Small Cap Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Small Cap Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Small Cap Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI International Small Cap Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI International Small Cap Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Small Cap Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI International Small Cap Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Fidelity SAI International Small Cap Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity SAI International Small Cap Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity SAI International Small Cap Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Small Cap Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI International Small Cap Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI International Small Cap Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Small Cap Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity SAI International Small Cap Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity SAI International Small Cap Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity SAI International Small Cap Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	35.70%
Fidelity SAI International Small Cap Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI International Small Cap Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Fidelity SAI International Small Cap Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI International Small Cap Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI International Small Cap Index Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI International Small Cap Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI International Small Cap Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity SAI International Small Cap Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI International Small Cap Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Canada Equity Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Canada Equity Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Canada Equity Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI Canada Equity Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Canada Equity Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Canada Equity Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Canada Equity Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI Canada Equity Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Canada Equity Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Canada Equity Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Canada Equity Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Fidelity SAI Canada Equity Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity SAI Canada Equity Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Canada Equity Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Canada Equity Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity SAI Canada Equity Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI Canada Equity Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Canada Equity Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity SAI Canada Equity Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity SAI Canada Equity Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI Canada Equity Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Canada Equity Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Fidelity SAI Canada Equity Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Canada Equity Index Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Canada Equity Index Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Canada Equity Index Fund | CongoDemocraticRepublicOfMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Canada Equity Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity SAI Canada Equity Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity SAI Global ex U.S. Low Volatility Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%